Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Parent Company Only Condensed Financial Information [Abstract]
Condensed Balance Sheets

	2017	2016
Assets
Cash and cash equivalents	$523	$2,197
Investment in banking subsidiary	43,633	41,448
Investment in and advances to other subsidiary	228	225
Other assets	1,232	901
Total assets	$45,616	$44,771

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	200	324
Stockholders' equity	40,261	39,292
Total liabilities and stockholders' equity	$45,616	$44,771

Condensed Statements of Operations

	2017	2016

Interest income	$4	$2
Other income	48	131
Interest expense	212	185
Other expense	815	646
Loss before income tax and undistributed subsidiary income	(975)	(698)
Tax effect	330	236
Gain (loss) after income tax and undistributed subsidiary income	(645)	(462)
Equity in undistributed subsidiary income	1,991	2,089
Net income	$1,346	$1,627
Comprehensive income	$1,297	$1,638

Condensed Statements of Cash Flows

	2017	2016
Cash flows from operating activities
Net Income	$1,346	$1,627
Adjustments:
Effect of subsidiaries' operations	(1,991)	(2,089)
Change in other assets and other liabilities	(268)	766
Net cash from (used by) operating activities	(913)	304
Cash flows from financing activities
Acquisition of treasury shares surrendered upon vesting of restricted stock for payment of taxes	(49)	-
Purchase of treasury shares	-	(30)
Exercise of warrants to common stock	38	-
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from (used by) financing activities	(761)	(780)
Net change in cash and cash equivalents	(1,674)	(476)
Beginning cash and cash equivalents	2,197	2,673
Ending cash and cash equivalents	$523	$2,197